Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of shares used in computing basic loss per share (in shares)	32,770,665	32,469,957	31,005,171
Weighted average number of shares used in computing diluted loss per share (in shares)	32,770,665	33,265,567	31,005,171
Number of potentially dilutive shares (in shares)	1,526,976	795,610	835,422